Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2019 and 2018 consist of the following:

	2019	2018
	(in millions)
Raw materials	$1,332	$1,293
Work-in-process	612	576
Finished goods	5,138	4,857
Total Inventories	$7,082	$6,726